Material accounting policies (Details)	12 Months Ended
Dec. 31, 2025 Segment
Segment Information [Abstract]
Number of operating segment	1
Bottom of Range [Member]
Docking and Survey Expenditure [Abstract]
Term for vessels to be drydocked	30 months
Top of Range [Member]
Docking and Survey Expenditure [Abstract]
Term for vessels to be drydocked	60 months
Vessels [Member]
Property, Plant and Equipment [Abstract]
Expected useful life	20 years
Exhaust Gas Cleaning Systems [Member]
Property, Plant and Equipment [Abstract]
Expected useful life	3 years